PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of December 31, 2024, and 2023:

	Cost	Accumulated Depreciation	Value as of December 31 2024	Cost	Accumulated Depreciation	Impairment	ERL spin off	Value as of December 31 2023
Land	$—	$—	$—	1,486,718	$—	$(1,486,718)	(1,495)	$—
Buildings	71,034	—	71,034	4,541,374	(1,289,314)	(3,252,060)	—	—
Leasehold property	—	—	—	5,136,738	(2,999,931)	(2,134,654)	—	2,153
Plant and machinery	—	—	—	149,422	(92,197)	(55,690)	(1,535)	—
Furniture and fixtures	112,467	(103,146)	9,321	662,706	(390,985)	(108,736)	(15,661)	147,324
Motor vehicles	134,180	(113,614)	20,566	400,756	(334,662)	(12,808)	(20,025)	33,261
Office equipment	41,809	(23,828)	17,981	100,106	(44,350)	(7,975)	(367)	47,414
IT equipment	228,362	(207,417)	20,945	143,141	(113,795)	(3,589)	(18,039)	7,718
Computer equipment	216,350	(211,981)	4,369	62,689	(45,343)	—	8,810	26,156
Programs and textbooks	232,510	(222,331)	10,179	16,594	(4,761)	—	—	11,833
Spa equipment, curtains, crockery, glassware, and linen	317,438	(170,302)	147,136	541,425	(253,873)	(45,274)	(61,386)	180,892
	$1,354,150	$(1,052,619)	$301,531	$13,243,164	$(5,569,211)	$(7,107,504)	(109,698)	$456,751

SCHEDULE OF RECONCILIATION OF PROPERTY AND EQUIPMENT

Reconciliation of property and equipment — 2024

	Opening Balance as of January 1, 2024	Adjustment	Additions	Disposals	Translation	Depreciation	Closing Balance as of December 31, 2024
Land	$—	$—	$—	$—	$—	$—	$—
Buildings	—	140,132	—	(61,400)	(7,698)	—	71,034
Leasehold property	2,153	—	—	(2,153)	—	—	—
Plant and machinery	—	—	—	—	—	—	—
Furniture and fixtures	147,324	(140,132)	—	(5,015)	7,380	(236)	9,321
Motor vehicles	33,261	—	—	—	(3,128)	(9,567)	20,566
Office equipment	47,414	—	—	(27,340)	(2,093)	—	17,981
IT equipment	7,718	16,999	—	(5,727)	11,454	(9,499)	20,945
Computer equipment	26,156	(16,999)	7,003	(1,725)	(6,207)	(3,861)	4,369
Programs and textbooks	11,833	—	—	—	(1,654)	—	10,179
Spa equipment, curtains, crockery, Glassware and linen	180,892	—	—	(6,913)	(26,843)	—	147,136
	$456,751	$—	$7,003	$(110,271)	$28,789	$(23,163)	$301,531

Reconciliation of property and equipment — 2023

	Opening Balance as of January 1, 2023	Additions	Disposals	Translation	Depreciation	ERL Spin off	Closing Balance as of December 31, 2023
Land	$—	$1,495	$—	$—	$—	$(1,495)	$—
Buildings	—	—	—	—	—		—
Leasehold property	2,153	—	—	—	—		2,153
Plant and machinery	—	1,535	—	—	—	(1,535)	—
Furniture and fixtures	152,837	19,692	(4,032)	—	(5,512)	(15,661)	147,324
Motor vehicles	51,842	25,101	(5,076)	(3,912)	(14,670)	(20,025)	33,261
Office equipment	62,038	367	—	—	(14,624)	(367)	47,414
IT equipment	24,716	1,041	—	—	—	(18,039)	7,718
Computer equipment	38,881	20,438	(11,410)	—	(30,563)	8,810	26,156
Programs and textbooks	16,594	—	—	—	(4,761)		11,833
Spa equipment, curtains, crockery,	214,070	61,385	—	(7,940)	(25,237)	(61,386)	180,892
glassware and linen
	$563,131	$131,054	$(20,518)	$(11,852)	$(95,367)	$(109,697)	$456,751